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                                                  FILED PURSUANT TO RULE 497(e)
                                                      1933 ACT FILE NO. 2-75677
                                                     1940 ACT FILE NO. 811-3373

                                 WESTCORE TRUST
                                 (THE "TRUST")


                           WESTCORE MIDCO GROWTH FUND
                            WESTCORE BLUE CHIP FUND
                        WESTCORE GROWTH AND INCOME FUND
                      WESTCORE SMALL-CAP OPPORTUNITY FUND
                       WESTCORE MID-CAP OPPORTUNITY FUND
                         WESTCORE SMALL-CAP GROWTH FUND
                              WESTCORE SELECT FUND
                       WESTCORE INTERNATIONAL EQUITY FUND
                          WESTCORE LONG-TERM BOND FUND
                      WESTCORE INTERMEDIATE-TERM BOND FUND
                       WESTCORE COLORADO TAX-EXEMPT FUND


                         SUPPLEMENT DATED MAY 16, 2000
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1999


         The last sentence of the second paragraph under the heading "Foreign Securities (All Westcore Funds, other than the Westcore Colorado Tax-Exempt
Fund)" in the Statement of Additional Information is revised to read as follows:

         Up to 25% of the MIDCO Growth, Growth and Income, Blue Chip, Mid-Cap Opportunity, Small-Cap Growth, Select and Small-Cap Opportunity Funds' assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through ADRs.